LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2015
LONG-TERM DEBT.
Schedule of convertible senior notes

	2014	2015
	RMB	RMB
2018 1.25% Convertible Senior Notes	4,963,680,000	—
2020 1% Convertible Senior Notes	—	4,534,460,000
2025 1.99% Convertible Senior Notes	—	2,591,120,000
Priceline 1% Convertible 2019 Notes	3,102,300,000	3,238,900,000
Priceline 1% Convertible 2020 Notes	—	1,619,450,000
Priceline 2% Convertible 2025 Notes	—	3,238,900,000
Hillhouse 2% Convertible 2025 Notes	—	3,238,900,000
Less: Debt issuance cost	(81,391,948)	(107,121,740)

Total	7,984,588,052	18,354,608,260